Cover Page	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38455
Entity Registrant Name	MorphoSys AG
Entity Address, Country	2M
Entity Address, Address Line One	Semmelweisstrasse 7
Entity Address, Postal Zip Code	82152
Entity Address, City or Town	Planegg
Entity Address, Country	DE
Title of 12(b) Security	Ordinary Shares, no-par-value*
Trading Symbol	MOR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	37,655,137
Document Period End Date	Dec. 31, 2023
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001340243
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Lucinda Crabtree
Entity Address, Address Line One	Semmelweisstrasse 7
Entity Address, Postal Zip Code	82152
Entity Address, City or Town	Planegg
Entity Address, Country	DE
City Area Code	+49
Local Phone Number	89-89927-0